Basis of preparation	9 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Basis of preparation
II.	Basis of preparation
1.
Compliance with international financial reporting standards
Toyota’s condensed quarterly consolidated financial statements have been prepared in accordance with IAS 34 “Interim Financial Reporting”.
TMC has prepared its consolidated financial statements in accordance with IFRS from the first quarter of the fiscal year starting April 1, 2020, and the date of the transition to IFRS (“Transition Date”) was April 1, 2019. In the transition to IFRS, TMC has adopted IFRS 1 “First-time Adoption of International Financial Reporting Standards” (“IFRS 1”). The effect of the transition to IFRS on Toyota’s financial position, results of operations and cash flows are presented in “XIII. First-time adoption”.
The condensed quarterly consolidated financial statements were approved on February 10, 2021 by the Board of Directors.
2.
Basis of measurement
Toyota’s condensed quarterly consolidated financial statements have been prepared on a historical cost basis, except for certain financial assets and liabilities measured at fair value and assets and liabilities associated with defined benefit plans indicated in “III. Significant accounting policies”.
3.
Functional currency and presentation currency
The condensed quarterly consolidated financial statements are presented in Japanese yen, which is the functional currency of TMC. All financial information presented in Japanese yen has been rounded to the nearest million Japanese yen, except when otherwise indicated. Amounts may not sum to totals due to rounding.